Schedule of Investments (unaudited)
December 31, 2020
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)	USD	194	$ 206,948
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34(a)		864	874,840
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16%, 11/15/22		964	965,008
Total Asset-Backed Securities — 0.2% (Cost: $2,021,995)			2,046,796
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 14.0%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35(a)		945	1,056,850
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 1.04%, 09/15/34(a)(b)		3,928	3,927,975
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	431,360
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 04/14/33(a)		2,164	2,335,148
BANK
Series 2018-BN11, Class B, 4.35%, 03/15/61(b)		1,769	2,053,205
Series 2020-BN25, Class B, 3.04%, 01/15/63(b)		240	257,549
Series 2020-BN26, Class B, 2.91%, 03/15/63(b)		3,106	3,299,618
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.53%, 10/15/53		829	856,266
BFLD TRUST Mortgage-Backed Securities, (1 mo. LIBOR US + 1.15%), 1.31%, 10/15/35(a)(b)		2,778	2,785,821
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		3,920	4,245,810
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 1.08%, 10/15/36(a)(b)		2,097	2,100,909
Series 2019-XL, Class D, (1 mo. LIBOR US + 1.45%), 1.61%, 10/15/36(a)(b)		3,987	3,985,804
Series 2020-FOX, Class D, (1 mo. LIBOR US + 2.10%), 2.26%, 11/15/32(a)(b)		3,096	3,104,729
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,980	5,148,000
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		4,207	4,606,816
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(b)		1,489	1,549,144
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)		1,254	1,269,923
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.37%, 03/13/35(a)		4,700	4,932,615
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class B, 3.70%, 10/10/49(b)		2,613	2,860,591
Series 2016-P6, Class B, 4.24%, 12/10/49(b)		895	955,327
Series 2020-420K, Class A, 2.46%, 11/10/42(a)		2,890	3,005,630
Series 2020-420K, Class B, 2.86%, 11/10/42(a)		130	135,753
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31(a)(b)		2,005	2,065,000
Commercial Mortgage Trust
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.63%), 0.78%, 03/10/46(a)(b)		57	56,731
Series 2013-WWP, Class A2, 3.42%, 03/10/31(a)		1,950	2,059,854
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,025	2,208,981
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,215	1,327,641
Series 2015-CR27, Class B, 4.34%, 10/10/48(b)		2,917	3,232,763
Series 2015-LC23, Class ASB, 3.60%, 10/10/48		3,614	3,863,206
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2017-COR2, Class AM, 3.80%, 09/10/50	USD	404	$ 455,416
Series 2017-PANW, Class A, 3.24%, 10/10/29(a)		3,960	4,150,681
Series 2019-521F, Class B, (1 mo. LIBOR US + 1.10%), 1.26%, 06/15/34(a)(b)		1,304	1,260,965
Credit Suisse Mortgage Capital Trust
Series 2020-NET, Class A, 2.26%, 08/15/37(a)		1,207	1,250,245
Series 2020-NET, Class C, 3.53%, 08/15/37(a)		266	277,800
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		1,203	1,305,891
DBGS Mortgage Trust, Series 2018-5BP, Class D, (1 mo. LIBOR US + 1.35%), 1.51%, 06/15/33(a)(b)		2,307	2,256,373
FRESB Mortgage Trust
Series 2019-SB60, Class A10F, 3.31%, 01/25/29(b)		2,912	3,119,667
Series 2019-SB61, Class A10F, 3.17%, 01/25/29(b)		2,253	2,428,665
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	942,084
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		910	1,049,399
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		300	308,820
Series 2015-GC34, Class B, 4.47%, 10/10/48(b)		1,500	1,648,257
Series 2020-TWN3, Class A, (1 mo. LIBOR US + 2.00%), 2.16%, 11/15/37(a)(b)		5,300	5,312,377
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	717,339
IMT Trust, Series 2017-APTS, Class BFX, 3.50%, 06/15/34(a)(b)		2,425	2,494,574
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		349	372,605
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class ASB, 3.66%, 09/15/47		4,474	4,712,472
Series 2016-C1, Class ASB, 3.32%, 03/15/49		3,395	3,616,966
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		1,790	1,940,285
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		865	924,642
Series 2020-609M, Class A, (1 mo. LIBOR US + 1.37%), 1.53%, 10/15/33(a)(b)		2,000	1,999,974
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 2.93%, 10/15/33(a)(b)		600	600,207
Series 2020-MKST, Class B, (1 mo. LIBOR US + 1.05%), 1.21%, 12/15/36(a)(b)		1,540	1,494,318
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A, (1 mo. LIBOR US + 1.04%), 1.20%, 03/15/37(a)(b)		599	598,772
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49(a)		2,431	2,481,218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.04%, 11/15/46		1,170	1,271,903
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29(a)		4,700	4,733,586
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(b)		1,700	1,712,716
Series 2014-MP, Class A, 3.47%, 08/11/33(a)		14,700	14,846,405
Series 2016-UBS9, Class ASB, 3.34%, 03/15/49		3,730	3,990,877
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	856,330
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 07/15/35(a)(b)		1,910	1,881,262
Series 2020-HR8, Class AS, 2.30%, 07/15/53		303	313,836
Series 2020-HR8, Class B, 2.70%, 07/15/53		364	377,229

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MSCG Trust
Series 2018-SELF, Class A, (1 mo. LIBOR US + 0.90%), 1.06%, 10/15/37(a)(b)	USD	661	$ 661,656
Series 2018-SELF, Class C, (1 mo. LIBOR US + 1.18%), 1.34%, 10/15/37(a)(b)		2,015	2,005,056
Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50%, 03/25/58		2,803	3,041,488
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		3,610	3,853,736
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57		3,748	4,014,726
Series 2015-P2, Class AS, 4.01%, 12/15/48		1,605	1,790,130
Series 2017-C41, Class B, 4.19%, 11/15/50(b)		1,304	1,405,132
Series 2020-C58, Class A4, 2.09%, 07/15/53		760	791,827
Series 2020-C58, Class AS, 2.40%, 07/15/53		270	280,527
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.00%), 1.15%, 08/15/45(a)(b)		2,421	2,424,285
Series 2014-C21, Class A4, 3.41%, 08/15/47		2,804	2,960,819
Series 2014-LC14, Class A4, 3.77%, 03/15/47		5,374	5,741,746
			176,394,303
Interest Only Commercial Mortgage-Backed Securities — 0.6%
BANK, Series 2020-BN29, Class XA, 1.36%, 11/15/53(b)		4,345	468,969
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.63%, 10/15/53(b)		23,108	2,635,751
Series 2020-B21, Class XA, 1.46%, 12/17/53(b)		3,870	443,250
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 0.72%, 10/10/47(b)		50,049	1,085,771
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.57%, 06/15/52(b)		13,067	1,368,422
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		120,056	71,001
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.04%, 04/10/47(b)		550	14,033
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.49%, 10/15/52(b)		10,354	1,042,052
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.75%, 05/15/51(b)		8,657	380,127
Series 2020-C58, Class XA, 1.89%, 07/15/53(b)		4,740	679,331
			8,188,707
Total Non-Agency Mortgage-Backed Securities — 14.6% (Cost: $180,954,407)			184,583,010
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.8%
Fannie Mae
Series 2010-134, Class KZ, 4.50%, 12/25/40		894	958,794
Series 2010-141, Class LZ, 4.50%, 12/25/40		978	1,095,309
Series 2011-131, Class LZ, 4.50%, 12/25/41		599	695,014
Series 2011-8, Class ZA, 4.00%, 02/25/41		1,422	1,539,459
Series 2013-81, Class YK, 4.00%, 08/25/43		200	235,599
Series 2017-76, Class PB, 3.00%, 10/25/57		900	999,415
Series 2018-21, Class CA, 3.50%, 04/25/45		3,326	3,439,991
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.23%), 7.06%, 05/25/48(b)		4,248	4,740,368
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		345	405,574
Series 3780, Class ZA, 4.00%, 12/15/40		1,212	1,458,577
Series 3960, Class PL, 4.00%, 11/15/41		900	1,060,733
Series -4161, Class BW, 2.50%, 02/15/43		1,400	1,516,144
Series 4384, Class LB, 3.50%, 08/15/43		1,400	1,531,978
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2014-107, Class WX, 6.79%, 07/20/39(b)	USD	637	$ 746,399
Series 2016-123, Class LM, 3.00%, 09/20/46(c)		600	660,310
Series 2019-5, Class P, 3.50%, 07/20/48		1,302	1,378,165
			22,461,829
Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2019-7, Class V, 3.00%, 05/16/35		284	311,201
Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		1,627	127,833
Series 2014-68, Class YI, 4.50%, 11/25/44		851	123,060
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.25%), 6.10%, 09/25/45(b)		4,903	962,634
Series 2015-74, Class IA, 6.00%, 10/25/45(c)		6,759	1,484,343
Series 2015-77, Class IO, 6.00%, 10/25/45(c)		7,946	1,752,900
Series 2016-60, Class SD, (1 mo. LIBOR US + 6.10%), 5.95%, 09/25/46(b)		2,117	431,821
Series 2016-78, Class CS, (1 mo. LIBOR US + 6.10%), 5.95%, 05/25/39(b)		2,718	536,022
Series 2017-38, Class S, (1 mo. LIBOR US + 6.10%), 5.95%, 05/25/47(b)		3,447	782,427
Series 2017-68, Class IE, 4.50%, 09/25/47		3,600	471,960
Series 2017-70, Class SA, (1 mo. LIBOR US + 6.15%), 6.00%, 09/25/47(b)		2,272	516,278
Series 2019-25, Class SA, (1 mo. LIBOR US + 6.05%), 5.90%, 06/25/49(b)		5,629	1,267,719
Series 2019-35, Class SA, (1 mo. LIBOR US + 6.10%), 5.95%, 07/25/49(b)		2,064	400,535
Series 2019-5, Class SA, (1 mo. LIBOR US + 6.10%), 5.95%, 03/25/49(b)		15,024	3,204,580
Freddie Mac
Series 4062, Class GI, 4.00%, 02/15/41		503	41,011
Series 4119, Class SC, (1 mo. LIBOR US + 6.15%), 5.99%, 10/15/42(b)		3,015	524,634
Series 4533, Class JI, 5.00%, 12/15/45		1,364	248,513
Series 4901, Class CS, (1 mo. LIBOR US + 6.10%), 5.95%, 07/25/49(b)		3,702	649,493
Series 4941, Class SH, (1 mo. LIBOR US + 5.95%), 5.80%, 12/25/49(b)		8,329	1,394,772
Ginnie Mae
Series 2017-101, Class SL, (1 mo. LIBOR US + 6.20%), 6.05%, 07/20/47(b)		3,282	661,809
Series 2017-139, Class IB, 4.50%, 09/20/47		1,733	254,258
Series 2017-144, Class DI, 4.50%, 09/20/47		1,237	185,899
Series 2020-146, Class DI, 2.50%, 10/20/50		4,465	498,634
Series 2020-162, Class TI, 2.50%, 10/20/50		7,969	857,072
Series 2020-175, Class DI, 2.50%, 11/20/50		1,595	177,634
			17,555,841
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Ginnie Mae
Series 2013-63, Class IO, 0.77%, 09/16/51(b)		14,103	423,769
Series 2016-105, Class IO, 0.97%, 10/16/57(b)		16,082	808,010
Series 2016-128, Class IO, 0.86%, 09/16/56(b)		18,379	1,010,977
Series 2016-151, Class IO, 1.06%, 06/16/58(b)		45,416	2,925,239
Series 2016-45, Class IO, 0.94%, 02/16/58(b)		11,952	655,910
Series 2017-171, Class IO, 0.69%, 09/16/59(b)		21,650	1,230,121
Series 2017-53, Class IO, 0.66%, 11/16/56(b)		14,364	647,593
Series 2017-61, Class IO, 0.75%, 05/16/59(b)		3,486	199,650

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series M Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae
Series 2017-64, Class IO, 0.75%, 11/16/57(b)	USD	13,025	$ 738,657
Series 2020-178, Class IO, 1.43%, 10/16/60(b)		5,141	531,979
			9,171,905
Mortgage-Backed Securities — 151.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 01/01/51		60,000	60,609,776
2.00%, 10/01/31 - 03/01/32		2,204	2,311,957
2.50%, 09/01/27 - 12/01/50		77,783	82,580,049
3.00%, 04/01/28 - 08/01/50		51,103	54,860,734
3.50%, 03/01/29 - 04/01/48		22,425	24,398,890
4.00%, 02/01/31 - 01/01/49		8,380	9,171,279
4.50%, 05/01/24 - 02/01/50		40,708	44,625,499
5.00%, 02/01/35 - 01/01/49		12,910	14,788,846
5.50%, 05/01/34 - 05/01/44		4,576	5,348,125
6.00%, 02/01/38 - 07/01/41		2,763	3,274,122
6.50%, 07/01/37 - 01/01/38		30	34,791
Freddie Mac Mortgage-Backed Securities
2.00%, 01/01/51		124,600	129,444,974
2.50%, 02/01/30 - 04/01/31		2,969	3,157,695
3.00%, 09/01/27 - 09/01/50		116,760	125,839,612
3.50%, 09/01/30 - 08/01/50		71,741	78,458,460
4.00%, 08/01/40 - 06/01/50		49,412	54,130,580
4.50%, 05/01/24 - 12/01/48		14,716	16,028,198
5.00%, 05/01/28 - 03/01/49		5,663	6,459,545
5.50%, 01/01/28 - 06/01/41		1,120	1,301,529
6.00%, 08/01/28 - 11/01/39		500	588,604
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/51(d)		117,594	122,880,387
2.50%, 01/15/51(d)		47,776	50,575,375
3.00%, 12/20/44 - 01/15/51(d)		96,769	101,995,832
3.50%, 01/15/42 - 01/15/51(d)		59,300	63,356,749
4.00%, 04/20/39 - 01/15/51(d)		34,140	36,721,291
4.50%, 09/20/39 - 08/20/50		14,431	15,777,811
5.00%, 07/15/33 - 01/15/51(d)		7,207	7,929,965
5.50%, 07/15/38 - 12/20/41		685	798,500
Uniform Mortgage-Backed Securities
2.00%, 01/01/36 - 01/01/51(d)		302,535	314,391,059
2.50%, 01/01/51(d)		153,385	161,587,632
3.00%, 01/01/36 - 01/01/51(d)		23,509	24,645,782
3.50%, 01/01/51(d)		171,291	181,171,807
4.00%, 01/01/36 - 01/01/51(d)		93,861	100,281,128
4.50%, 01/01/51(d)		2,491	2,699,621
5.00%, 01/01/51(d)		8,883	9,830,636
			1,912,056,840
Total U.S. Government Sponsored Agency Securities — 155.4% (Cost: $1,949,233,692)			1,961,557,616
Total Long-Term Investments — 170.2% (Cost: $2,132,210,094)			2,148,187,422
Short-Term Securities
Certificates of Deposit — 2.7%
Barclays Bank PLC, New York, 0.70%, 02/01/21		34,400	34,416,461
Security	Shares	Value
Money Market Funds — 0.6%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(e)	7,306,334	$ 7,306,334
		Par (000)
U.S. Treasury Obligations — 9.1%
U.S. Treasury Bills
0.07%, 01/14/21	USD	39,439	39,438,507
0.08%, 01/26/21		9,000	8,999,739
0.08%, 01/28/21		66,553	66,550,449
			114,988,695
Total Short-Term Securities — 12.4% (Cost: $156,693,656)			156,711,490
Total Investments Before TBA Sale Commitments — 182.6% (Cost: $2,288,903,750)			2,304,898,912
TBA Sale Commitments(d)
Mortgage-Backed Securities — (73.8)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/51		55,141	(57,663,270)
3.00%, 01/15/51		15,915	(16,642,365)
3.50%, 01/15/51		1,058	(1,121,315)
4.00%, 01/15/51		786	(838,011)
4.50%, 01/15/51		505	(540,744)
Uniform Mortgage-Backed Securities
1.50%, 01/01/51		60,000	(60,621,094)
2.00%, 01/01/51		290,510	(301,778,685)
2.50%, 01/01/36 - 01/01/51		200,049	(210,570,415)
3.00%, 01/01/36 - 01/01/51		88,848	(93,089,569)
3.50%, 01/01/36 - 01/01/51		119,552	(126,377,038)
4.00%, 01/01/36 - 01/01/51		36,529	(39,009,808)
4.50%, 01/01/51		21,890	(23,723,287)
Total TBA Sale Commitments — (73.8)% (Proceeds: $(928,295,322))			(931,975,601)
Total Investments — 108.8% (Cost: $1,360,608,428)			1,372,923,311
Liabilities in Excess of Other Assets — (8.8)%			(111,041,905)
Net Assets — 100.0%			$ 1,261,881,406
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series M Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	154	03/31/21	$ 34,030	$ 32,716
Short Contracts
Euro Dollar	39	03/15/21	9,733	(27,442)
U.S. Treasury Bonds (30 Year)	79	03/22/21	13,682	136,404
U.S. Treasury Notes (10 Year)	82	03/22/21	11,322	(14,708)
U.S. Ultra Treasury Bonds	13	03/22/21	2,776	(6,953)
U.S. Ultra Treasury Notes (10 Year)	40	03/22/21	6,254	10,310
U.S. Treasury Notes (5 Year)	3	03/31/21	379	(285)
Euro Dollar	39	06/14/21	9,734	(27,692)
Euro Dollar	39	09/13/21	9,733	(19,032)
Euro Dollar	20	12/13/21	4,990	(18,215)
Euro Dollar	20	03/14/22	4,991	(11,453)
Euro Dollar	20	06/13/22	4,991	(4,781)
Euro Dollar	5	09/19/22	1,247	(1,195)
				14,958
				$ 47,674
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.65%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	08/15/21	USD	2,000	$ (30,386)	$ 24	$ (30,410)
1.68%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	06/24/22	USD	15,500	(348,004)	181	(348,185)
1.72%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	06/26/22	USD	4,400	(101,500)	51	(101,551)
1.84%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	07/18/22	USD	8,000	(268,838)	94	(268,932)
3-month LIBOR, 0.24%	Quarterly	1.62%	Semi-Annual	07/21/22	USD	20,000	583,185	—	583,185
3-month LIBOR, 0.24%	Quarterly	1.63%	Semi-Annual	07/21/22	USD	8,000	235,202	—	235,202
1.81%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	07/25/22	USD	4,500	(148,408)	53	(148,461)
1.78%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	07/26/22	USD	9,700	(314,959)	114	(315,073)
3-month LIBOR, 0.24%	Quarterly	1.60%	Semi-Annual	08/04/22	USD	18,700	535,714	130	535,584
1.53%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	08/08/22	USD	15,500	(423,339)	182	(423,521)
3-month LIBOR, 0.24%	Quarterly	1.42%	Semi-Annual	09/10/22	USD	5,300	134,119	35	134,084
0.05%	At Termination	1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	10/21/22	USD	308	178	—	178
Secured Overnight Financing Rate 0.07%	At Termination	0.05%	At Termination	10/21/22	USD	308	(109)	—	(109)
0.18%	At Termination	1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	10/21/25	USD	232	688	—	688
Secured Overnight Financing Rate 0.07%	At Termination	0.17%	At Termination	10/21/25	USD	232	(538)	—	(538)
1.61%	Semi-Annual	3-month LIBOR, 0.24%	Quarterly	10/01/29	USD	6,300	(446,401)	98	(446,499)
0.56%	At Termination	1-day Overnight Fed Funds Effective Rate 0.09%	At Termination	10/21/30	USD	83	1,270	—	1,270
Secured Overnight Financing Rate 0.07%	At Termination	0.53%	At Termination	10/21/30	USD	83	(1,175)	—	(1,175)
							$ (593,301)	$ 962	$ (594,263)

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series M Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiun Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,976	$ 488,901	$ 186,658	$ 302,243
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,174	513,346	205,592	307,754
							$ 1,002,247	$ 392,250	$ 609,997
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	8,000	$ (946,815)	$ (940,197)	$ (6,618)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	Not Rated	USD	10,400	(1,230,859)	(463,250)	(767,609)
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,397	(540,783)	(313,879)	(226,904)
CMBX.NA.10.BBB-	3.00	Monthly	J.P Morgan Securities LLC	11/17/59	BBB-	USD	3,753	(461,464)	(269,920)	(191,544)
								$ (3,179,921)	$ (1,987,246)	$ (1,192,675)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,046,796	$ —	$ 2,046,796
Non-Agency Mortgage-Backed Securities	—	184,583,010	—	184,583,010
U.S. Government Sponsored Agency Securities	—	1,957,660,063	3,897,553	1,961,557,616
Short-Term Securities
Certificates of Deposit	—	34,416,461	—	34,416,461
Money Market Funds	7,306,334	—	—	7,306,334
U.S. Treasury Obligations	—	114,988,695	—	114,988,695

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BATS: Series M Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
TBA Sale Commitments	$ —	$ (931,975,601)	$ —	$ (931,975,601)
	$ 7,306,334	$ 1,361,719,424	$ 3,897,553	$ 1,372,923,311
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 609,997	$ —	$ 609,997
Interest Rate Contracts	179,430	1,490,191	—	1,669,621
Liabilities
Credit Contracts	—	(1,192,675)	—	(1,192,675)
Interest Rate Contracts	(131,756)	(2,084,454)	—	(2,216,210)
	$ 47,674	$ (1,176,941)	$ —	$ (1,129,267)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To-be-Announced